Oaktree Emerging Markets Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.0%		Shares	Value
Brazil - 7.5%
Hapvida Participacoes e Investimentos S/A (a)(b)		312,246	$2,103,250
Itau Unibanco Holding SA - ADR		752,641	5,524,385
JBS NV - Class A (a)		88,298	1,318,289
Localiza Rent a Car SA		566,964	4,202,495
Magazine Luiza SA		1,324,687	2,386,913
MBRF Global Foods Co. SA		502,650	1,832,197
NU Holdings Ltd./Cayman Islands - Class A (a)		237,253	3,798,421
XP, Inc. - Class A		116,927	2,197,058
			23,363,008

Chile - 2.5%
Barrick Mining Corp.		191,394	6,271,981
Capstone Copper Corp. (a)		189,354	1,609,509
			7,881,490

China - 42.8%(c)
Akeso, Inc. (a)(b)		67,606	1,228,272
Alibaba Group Holding Ltd.		943,476	21,100,007
Aluminum Corp. of China Ltd.		4,306,206	4,999,020
Bilibili, Inc. - Class Z (a)		133,588	3,777,459
China Construction Bank Corp.		5,045,938	4,839,894
China Merchants Bank Co. Ltd. - Class H		642,865	3,847,532
China Resources Land Ltd.		958,419	3,735,432
Contemporary Amperex Technology Co. Ltd. - Class H		138,336	10,183,616
Damai Entertainment Holdings Ltd. (a)		6,800,565	933,749
DiDi Global, Inc. - ADR (a)		342,489	2,130,282
Full Truck Alliance Co. Ltd. - ADR		220,499	2,859,872
GDS Holdings Ltd. - Class A (a)		358,718	1,751,309
Huaming Power Equipment Co. Ltd. - Class A		815,068	2,272,150
JD.com, Inc. - Class A		92,094	1,613,534
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class H (a)		357,330	4,053,841
Kanzhun Ltd. - ADR (a)		93,647	2,187,594
Lens Technology Co. Ltd. - Class H		581,239	2,293,003
Ping An Insurance Group Co. of China Ltd.		815,194	5,545,838
Pop Mart International Group Ltd. (b)		59,832	2,049,356
Sands China Ltd.		1,132,170	3,145,956
Tencent Holdings Ltd.		222,109	18,925,820
WuXi AppTec Company Ltd. (b)		540,000	8,262,080
Wuxi Biologics Cayman, Inc. (a)(b)		638,786	3,373,118
Xiaomi Corp. - Class B (a)(b)		683,624	4,751,151
Zai Lab Ltd. (a)		445,956	1,527,349
Zijin Gold International Co. Ltd. (a)		177,431	2,749,719
Zijin Mining Group Co. Ltd.		1,961,940	8,202,914
			132,339,867

Greece - 2.2%
Alpha Bank SA		1,582,540	6,730,643

India - 8.8%
Bharti Airtel Ltd.		192,906	4,079,864
DLF Ltd.		206,401	1,658,555
GMR Airports Ltd. (a)		2,260,314	2,219,135
HDFC Bank Ltd. - ADR		135,884	4,641,797
JSW Energy Ltd.		425,772	2,544,205
JSW Infrastructure Ltd.		723,411	2,571,552
Mahindra & Mahindra Ltd. - GDR		49,994	1,919,770
Reliance Industries Ltd. - GDR (b)		57,782	3,529,573
Shriram Finance Ltd. (a)		610,195	4,231,000
			27,395,451

Indonesia - 3.9%
Bank Mandiri Persero Tbk PT		12,046,431	3,183,738
Freeport-McMoRan, Inc.		80,595	3,160,936
Grab Holdings Ltd. - Class A (a)		695,616	4,187,608
Sea Ltd. - ADR (a)		8,141	1,455,041
			11,987,323

Mexico - 3.2%
Fresnillo PLC		257,658	8,218,964
Ternium SA - ADR		51,529	1,789,602
			10,008,566

Poland - 0.6%
Allegro.eu SA (a)(b)		185,757	1,822,581

Russia - 0.0%(d)
Sberbank of Russia PJSC - ADR (a)(e)		39,273	0

South Africa - 4.9%
Anglogold Ashanti PLC		195,040	13,717,163
Foschini Group Ltd.		233,999	1,478,381
			15,195,544

South Korea - 12.2%
D'Alba Global Co. Ltd. (a)		5,144	599,184
Hana Financial Group, Inc.		51,983	3,232,040
HD Hyundai Electric Co. Ltd.		6,734	2,800,921
Hyundai Engineering & Construction Co. Ltd.		49,847	1,933,682
NAVER Corp.		17,425	3,343,625
Samsung Electronics Co. Ltd.		226,310	13,567,359
Samsung Fire & Marine Insurance Co. Ltd.		13,223	4,256,240
Samsung Heavy Industries Co. Ltd. (a)		233,650	3,649,050
Samyang Foods Co. Ltd.		2,687	2,928,538
Sung Kwang Bend Co. Ltd.		58,921	1,379,683
			37,690,322

Taiwan - 8.4%
Hon Hai Precision Industry Co. Ltd.		504,165	3,599,810
MediaTek, Inc.		74,444	3,228,618
Taiwan Semiconductor Manufacturing Co. Ltd.		439,579	19,094,357
			25,922,785

Turkey - 2.0%
Akbank TAS		1,342,751	2,029,135
BIM Birlesik Magazalar AS		226,276	2,946,799
Ford Otomotiv Sanayi AS		468,211	1,116,461
			6,092,395
TOTAL COMMON STOCKS (Cost $209,699,745)			306,429,975

TOTAL INVESTMENTS - 99.0% (Cost $209,699,745)			306,429,975
Other Assets in Excess of Liabilities - 1.0%			3,029,625
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$309,459,600
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $27,119,381 or 8.8% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

Oaktree Emerging Markets Equity Fund

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2025:
	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$75,815,266	$230,614,709	$0	(1)	$306,429,975
Total Investments	$75,815,266	$230,614,709	$0		$306,429,975

For further information regarding security characteristics, see the Schedule of Investments.

(1) Investment categorized as a Level 3 security that is effectively valued at zero.